Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SIMO
Entity Registrant Name	SILICON MOTION TECHNOLOGY CORP
Entity Central Index Key	0001329394
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	130,040,340

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 154,734	$ 88,763
Short-term investments	14,882	2,980
Notes and accounts receivable, net	36,785	38,787
Inventories	32,143	30,315
Restricted assets-current	15,283	15,193
Deferred income tax assets, net	2,369	1,078
Prepaid expenses and other current assets	2,216	2,464
Total current assets	258,412	179,580
Long-term investments	178	178
Property and equipment, net	23,386	24,728
Deferred income tax assets, net	804	3,677
Goodwill	35,472	35,458
Other assets	3,494	3,705
Total assets	321,746	247,326
Current Liabilities
Notes and accounts payable	26,642	20,998
Income tax payable	4,668	3,306
Current portion of long-term payable	252	409
Accrued expenses and other current liabilities	24,835	18,011
Total current liabilities	56,397	42,724
Long-term payable, net of current portion		252
Other long-term liabilities	3,083	2,850
Total liabilities	59,480	45,826
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 124,572 thousand shares in 2011 and 130,040 thousand shares in 2012	1,300	1,246
Additional paid-in capital	173,852	161,968
Accumulated other comprehensive income	3,665	2,055
Retained Earnings	83,449	36,231
Total shareholders' equity	262,266	201,500
Total liabilities and shareholders' equity	$ 321,746	$ 247,326

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000	500,000
Ordinary Shares, Issued	130,040	124,572
Ordinary Shares, outstanding	130,040	124,572

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 281,370	$ 223,845	$ 132,793
COST OF SALES	149,650	115,806	70,605
GROSS PROFIT	131,720	108,039	62,188
OPERATING EXPENSES
Research and development	50,975	40,501	33,772
Sales and marketing	15,919	14,537	11,936
General and administrative	12,156	11,323	9,652
Amortization of intangible assets		694	2,081
Gain from settlement of litigation			(1,273)
Total operating expenses	79,050	67,055	56,168
OPERATING INCOME	52,670	40,984	6,020
NON-OPERATING INCOME (EXPENSES)
Gain on sales of short-term investments	2	10	2
Unrealized holding gain (loss) on short-term investment	(118)
Dividend income	17		11
Interest income	1,433	597	358
Foreign exchange gain (loss), net	390	5,683	(11,730)
Impairment of long-term investments			(230)
Interest expense	(61)	(75)	(98)
Other income (loss), net	1	17	(90)
Total non-operating income (loss)	1,664	6,232	(11,777)
INCOME (LOSS) BEFORE INCOME TAX	54,334	47,216	(5,757)
INCOME TAX EXPENSE (BENEFIT)	7,116	5,747	(519)
NET INCOME (LOSS)	$ 47,218	$ 41,469	$ (5,238)
EARNINGS (LOSS) PER ORDINARY SHARES
Basic	$ 0.37	$ 0.34	$ (0.05)
Diluted	$ 0.35	$ 0.32	$ (0.05)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	129,259	123,082	116,159
Diluted (Thousands)	134,504	129,370	116,159
EARNINGS (LOSS) PER ADS (one ADS equals four ordinary shares)
Basic	$ 1.46	$ 1.35	$ (0.18)
Diluted	$ 1.4	$ 1.28	$ (0.18)
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	32,315	30,771	29,040
Diluted (Thousands)	33,626	32,343	29,040

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME (LOSS)	$ 47,218	$ 41,469	$ (5,238)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Change in net foreign currency translation adjustments	1,947	(8,476)	16,816
Change in deferred pension gain (loss)	(337)	76	(68)
OTHER COMPREHENSIVE INCOME (LOSS)	1,610	(8,400)	16,748
TOTAL COMPREHENSIVE INCOME	$ 48,828	$ 33,069	$ 11,510

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)
BEGINNING BALANCE at Dec. 31, 2009	$ 139,751	$ 1,123	$ 156,806	$ (6,293)	$ (11,885)
BEGINNING BALANCE (in shares) at Dec. 31, 2009		112,278
Components of comprehensive income, net of tax
Net income	(5,238)				(5,238)
Other comprehensive income	16,748			16,748
Total comprehensive income	11,510
Stock-based compensation expenses	6,058		6,058
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		4,861
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	42	49	(7)
Transfer of additional paid-in capital to eliminate accumulated deficit from prior years			(11,885)		11,885
Ending Balance at Dec. 31, 2010	157,361	1,172	150,972	10,455	(5,238)
ENDING BALANCE (in shares) at Dec. 31, 2010		117,139
Components of comprehensive income, net of tax
Net income	41,469				41,469
Other comprehensive income	(8,400)			(8,400)
Total comprehensive income	33,069
Stock-based compensation expenses	8,878		8,878
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		7,433
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	2,192	74	2,118
Ending Balance at Dec. 31, 2011	201,500	1,246	161,968	2,055	36,231
ENDING BALANCE (in shares) at Dec. 31, 2011		124,572
Components of comprehensive income, net of tax
Net income	47,218				47,218
Other comprehensive income	1,610			1,610
Total comprehensive income	48,828
Stock-based compensation expenses	11,802		11,802
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,468
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	136	54	82
Ending Balance at Dec. 31, 2012	$ 262,266	$ 1,300	$ 173,852	$ 3,665	$ 83,449
ENDING BALANCE (in shares) at Dec. 31, 2012		130,040

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	$ 47,218	$ 41,469	$ (5,238)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized holding gain (loss) on short-term investment	118
Depreciation and amortization	5,881	5,580	4,775
Amortization of intangible assets		694	2,081
Gain on sales of short-term investments	(2)	(10)	(2)
Impairment of long-term investments			230
Stock-based compensation	11,802	8,878	6,058
Loss on disposal of property and equipment	26	(1)	17
Deferred income taxes	1,582	2,510	(805)
Deferred Rent		(2)	2
Changes in operating assets and liabilities:
Short-term investments	(12,018)	(1,658)	(633)
Notes and accounts receivable	2,002	(10,952)	(11,892)
Inventories	(1,828)	(6,334)	(9,672)
Prepaid expenses and other current assets	248	(1,052)	1,642
Other assets	590	(547)	(475)
Notes and accounts payable	5,644	9,667	1,182
Accrued expenses and other current liabilities	6,390	3,948	1,358
Income tax payable	1,362	2,015	83
Other liabilities	221	56	(698)
Net cash provided by (used in) operating activities	69,236	54,261	(11,987)
CASH FLOWS FROM INVESTING ACTIVITIES
Return of capital from long-term investments			96
Business acquisition-net of cash and cash equivalents acquired		(700)
Purchase of property and equipment	(4,280)	(4,916)	(4,339)
Changes in restricted assets	(469)	(8,331)	(5,651)
Net cash used in investing activities	(4,749)	(13,947)	(9,894)
Proceeds from issuance of ordinary shares upon exercise of employee stock options	224	2,294
Net cash provided by financing activities	224	2,294
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,711	42,608	(21,881)
EFFECT OF EXCHANGE RATE CHANGES	1,260	(7,734)	14,764
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	88,763	53,889	61,006
CASH AND CASH EQUIVALENTS, END OF YEAR	154,734	88,763	53,889
SUPPLEMENTAL INFORMATION
Exercise of stock option in lieu of offsetting accrued bonuses			148
Interest paid			1
Income taxes paid	$ 3,256	$ 988	$ 412

Organization and Operations	12 Months Ended
Dec. 31, 2012
Organization and Operations

1. ORGANIZATION AND OPERATIONS

Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) is a holding company incorporated in the Cayman Islands on January 27, 2005. Significant parts of the Company’s operations are conducted through Silicon Motion, Inc. (“SMI Taiwan”), a wholly-owned subsidiary of SMTC, located in Taiwan and FCI, Inc. (“FCI”), a wholly-owned subsidiary of SMTC, located in Korea. The Company is a fabless semiconductor company that designs, develops and markets, high-performance, low-power semiconductor solutions for the multimedia consumer electronics market. The Company has two major product lines: mobile storage and mobile communications. The mobile storage business is composed of microcontrollers used in NAND flash memory storage products such as flash memory cards, USB flash drives, SSDs, and embedded flash applications. The mobile communications business is composed of mobile TV IC solutions, and handset transceivers.

The Company acquired SMI Taiwan in April 2005. Originally SMI Taiwan was known as Feiya Technology Corporation (“Feiya”), a Taiwan corporation which was incorporated in April 1997 but had changed its name to SMI Taiwan after acquiring in August 2002 Silicon Motion, Inc., a California corporation (“SMI USA”), which was incorporated in November 1995. Feiya was originally a flash memory products company and SMI USA a graphics processor company. In April 2007, the Company acquired FCI, a leading designer of RF ICs for mobile TV and wireless communications based in South Korea. The Company established SMI BV in the Netherlands in 2011 with the purpose of expanding its business activities in Europe, as well as providing supervisory, financing, legal support, accounting services and shareholding for the Company’s businesses in other parts of the world.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries, except for FCI which the Company owns over 99.9%. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, investment in debt securities and accounts receivable. Cash is deposited with high credit-quality financial institutions. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts receivable based upon a review of the expected collectibility of individual accounts.

The Company sells semiconductor solutions to leading module makers and OEMs worldwide. The Company provides high performance flash memory storage controllers to companies such as SK Hynix, Netcom, Micron, Samsung, Sony, and Transcend. The Company is a leading supplier of controllers used in eMMC embedded memory, flash memory cards, and USB flash drives. The Company provides innovative mobile communications ICs primarily to LG and Samsung. The Company had one customer in 2011 and 2012, and two customers in 2010 that accounted for 10% or more of our sales. The Company’s top ten customers in 2010, 2011 and 2012 accounted for approximately 56%, 64% and 75% of net sales.

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments are privately-held companies where there is no readily determinable market value and are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded for that period. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

See Note 18, “Fair Value Measurement”, for the related disclosure.

Cash Equivalents

The Company considers all highly liquid investments with maturities within three months from the date of purchase to be cash equivalents.

Short-term Investments

The Company’s short-term investments are short-term income yielding investments with original maturities greater than three months from the purchase date and remaining maturities less than one year. These short-term investments consist primarily of bond funds that are bought and held principally for the purpose of selling them in the near term and are classified as trading securities as well as structured notes designated at the fair value. They are reported at fair value with the subsequent changes in fair value recorded in earnings as unrealized gains and losses.

Allowance for Doubtful Receivables

An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.

Inventories

Inventories are stated at the lower of cost or market value. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. Market value represents the current replacement cost for raw materials, work in process and finished goods. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments

The Company has long-term investments in companies that it does not exercise significant influence and accounts for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Depreciation expense recognized for the years ended December 31, 2010, 2011 and 2012 was approximately US$4,775 thousand, US$5,580 thousand and US$5,881 thousand, respectively.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Government Grants

Grants received by the Company from the Korean government to assist with specific research and development activities are deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable. Government grants that were used for the acquisition of fixed assets are deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognizes refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.

Goodwill and Intangible Assets

Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of core technology and customer relationship, are amortized over their estimated useful lives, of 4 years at the time of acquisition.

Impairment of Goodwill and Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2011 and 2012.

The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities. Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values was also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.

Other Assets

Other assets primarily consist of intellectual property and deposits for office leases.

Restricted Assets

Restricted assets consist of deposits required for litigation and restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity and borrowings as well as cash received from government grants with restriction on its usage.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition

Revenue from product sales is generally recognized upon shipment to the customer provided that the Company has received a signed purchase order, the price is fixed or determinable, transfer of title has occurred in accordance with the shipping terms specified in the arrangement with the customer, collectibility from the customer is considered reasonably assured, product returns are reasonably estimable and there are no remaining significant obligations or customer acceptance requirements. Revenue on development service orders is generally recognized upon completion and customer acceptance of contractually agreed milestones.

The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. A reserve for price adjustments is recorded based on the estimated products on hand at the distributors and historical experience. The Company incurred actual price adjustments to distributors are minimal.

The Company provides a warranty period of one year for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2010, 2011 and 2012, the Company did not experience significant costs associated with warranty returns.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.

Income Taxes

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Under Taiwan tax regulations, the current year’s earnings, on an after tax basis, that are not distributed in the following year are subject to a 10% additional income tax. This 10% additional income tax is recognized in the period during which the related earnings are generated.

The Taiwan government enacted the Income Basic Tax Act (“the IBT Act”), which became effective on January 1, 2006. The alternative minimum tax (“AMT”) imposed under the IBT Act is a supplemental tax levied at a rate of 10% which is payable if the income tax payable determined pursuant to the Income Tax Law is below the minimum amount prescribed under the IBT Act. The taxable income for calculating the AMT includes most of the income that is exempted from income tax under various laws and statutes. The Company has considered the impact of the IBT Act in the determination of its tax liabilities. Under the IBT Act amended in August 2012, the standard deduction and the tax rate of AMT were amended from NT$1,000 thousand to be NT$500 thousand and from 10% to 12%, respectively. The amended IBT Act is effective on January 1, 2013.

Foreign Currency Transactions

Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the New Taiwan dollars until December 2011. The functional currency of each one of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into New Taiwan dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Change in Functional Currency and Reporting Currency

On January 1, 2012, the Company changed the functional currency of SMI Taiwan, its largest operating subsidiary, from the NT dollar to the U.S. dollar based on an evaluation of economic facts and circumstances and functional currency analysis prescribed in ASC 830. As a result of SMI Taiwan’s functional currency change, the Company changed its reporting currency from the NT dollar to the U.S. dollar.

In 2005, at the time of the Company’s IPO, the Company determined that SMI Taiwan’s functional currency was the NT dollar and this determination was used consistently until the Company determined significant and permanent changes in economic facts and circumstances warranted a change in functional currency. Since the business profile and activities of SMI Taiwan had changed significantly and did not appear to be temporary, the Company re-evaluated the functional currency of SMI Taiwan based on recent economic facts and circumstances, including analysis prescribed in ASC 830, and determined that the U.S. dollar had become the functional currency of SMI Taiwan.

The business activities of SMI Taiwan have changed significantly since 2005. In the past, the majority of SMI Taiwan sales were to Taiwanese module maker customers; in 2012 the majority of SMI Taiwan sales were to international OEMs. The Company believes this trend is not temporary because a fast growing and increasingly large and material source of SMI Taiwan’s sales are from SSD and embedded memory products, and these products are predominately sold to international OEM customers. The significance of SMI Taiwan’s other products, primarily card and USB flash drive controller products, has been declining and will continue to decline due to the maturity of their markets, and a majority of these products are now sold to non-Taiwan-based customers. SMI Taiwan’s cash flow, sales price, sales markets, expenses, financing and intercompany transactions are now primarily U.S. dollar-based. Economic facts and circumstances, as well as functional currency analysis support the Company’s determination that the U.S. dollar has become the functional currency of SMI Taiwan as of January 1, 2012.

As from January 1, 2012, the Company has reported the consolidated results in U.S. dollars, and the Company has recasted the historical financial statements from the NT dollar to the U.S. dollar. Items on the historical balance sheet and income statement were converted from the NT dollar to the U.S. dollars at the following rates:

	Balance Sheet (at year-end NT dollar to U.S. dollar rate)	Income Statement (at average NT dollar to U.S. dollar rate)
2008	32.80	31.42
2009	31.99	32.55
2010	29.13	31.56
2011	30.28	29.53

Comprehensive Income (Loss)

Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(6,364)	71	(6,293)	10,452	3	10,455	1,976	79	2,055
Current-period change	16,816	(68)	16,748	(8,476)	76	(8,400)	1,947	(337)	1,610

Ending balance	10,452	3	10,455	1,976	79	2,055	3,923	(258)	3,665

Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other dilutive securities were exercised. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The Company’s dilutive securities consist of employee stock options and restricted stock units. The effect of dilutive securities including employee stock options and restricted stock units were 6,288 thousand shares (1,572 thousand ADSs) and 5,245 thousand shares (1,311 thousand ADSs) for the year ended December 31, 2011 and 2012, respectively. The antidilutive employee stock options and restricted stock units excluded was 4,637 thousand shares for the year ended December 31, 2010.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The Company uses the Black-Scholes valuation model for the valuation of stock options and recognizes compensation expense on a straight-line basis over the requisite service period of the award. The value of our restricted stock units is based on the closing price of our shares on the date of grant and expensed over the vesting period.

Recent Accounting Pronouncements

In May 2011, the FASB issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for the Company for the year ending December 31, 2012. The Company has included these new disclosures, as applicable, in Note 18.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The standard is effective for the Company for the year ending December 31, 2012. The Company has reported other comprehensive income and its components in two separate but consecutive statements and the adoption did not have an impact on its results of operations, financial position or cash flows.

In September 2011, the FASB issued an accounting update, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for the Company for the year ending December 31, 2012. The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or cash flows. The Company did not choose to perform a qualitative assessment in 2012.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company’s results of operations, financial condition or cash flows.

In July 2012, the FASB issued an accounting update to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The update permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The standard is effective for fiscal years beginning after December 15, 2012 and early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In February 2013, the FASB issued accounting updates to improve the reporting reclassifications out of accumulated other comprehensive income of various components. The guidance requires presentation of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification either parenthetically on the face of the financial statements or in the notes. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 31, 2012. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

Business Acquisition	12 Months Ended
Dec. 31, 2012
Business Acquisition

3. BUSINESS ACQUISITION

On October 25, 2011, FCI acquired the majority of the operating assets and employees of BTL System, Inc. (“BTL”), a Korea mobile TV-related software and module company. The aggregate purchase price was US$700 thousand in cash. Goodwill arising from the acquisition was US$160 thousand.

The following table summarizes the estimated fair values of the assets acquired assumed at the date of acquisition based on third-party asset valuations:

US$
Property and equipment	60
Software	480
Goodwill	160

Total assets acquired	700

Of the total assets acquired, US$480 thousand of software have a weighted-average useful life of approximately 4 years.

The Company is not materially impacted by the acquisition of BTL and therefore has not presented pro forma results of operations. The operating results of BTL have been included in the Company’s operations beginning October 25, 2011. The amounts of net sales and net loss of BTL since the acquisition date was nil and US$135 thousand for the year ended December 31, 2011.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents	4. CASH AND CASH EQUIVALENTS

	December 31
	2011	2012
	US$	US$
Cash and deposits in bank	29,542	31,087
Time deposits	59,221	123,647

	88,763	154,734

Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short-Term Investments

5. SHORT-TERM INVESTMENTS

The Company classified certain short-term investments as trading securities in 2010, 2011 and 2012. Realized gains on sales of these trading securities were US$2 thousand, US$10 thousand and US$2 thousand for the years ended December 31, 2010, 2011 and 2012, respectively. The amount of unrealized gains or losses related to trading securities and structured notes still held at year end were nil, nil and US$188 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

Notes and Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes and Accounts Receivable

6. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2011	2012
	US$	US$
Notes receivable	1,176	807
Trade accounts receivable	42,968	39,531

	44,144	40,338
Allowance for doubtful accounts	(2,648)	(1,634)
Allowance for sales returns and discounts	(2,709)	(1,919)

	38,787	36,785

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	3,290	3,118	2,648
Additions (reversals) charged to expense	(45)	(469)	(663)
Write-offs	(127)	(1)	(351)

Balance, end of year	3,118	2,648	1,634

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,813	2,057	2,709
Additions	2,742	3,982	297
Write-offs	(2,498)	(3,330)	(1,087)

Balance, end of year	2,057	2,709	1,919

Inventories	12 Months Ended
Dec. 31, 2012
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2011	2012
	US$	US$
Finished goods	3,616	7,181
Work in process	15,968	17,718
Raw materials	10,731	7,244

	30,315	32,143

The Company wrote down US$1,517 thousand, US$4,644 thousand and US$1,631 thousand in 2010, 2011 and 2012, respectively, for estimated obsolete or unmarketable inventory.

Long-Term Investments	12 Months Ended
Dec. 31, 2012
Long-Term Investments

8. LONG-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership	December 31
		2011	2012
		US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	74	74
Spright Co., Ltd. (Spright)	—	—	—

		178	178

In July 2001, the Company invested in the common stock of Cashido. At the time of our investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices.

In December 2005, the Company invested in the common stock of Spright. Spright, formally known as Flash Media Corp., was established to market, distribute, and manufacture flash memory storage devices. In May 2010, the Company recognized an impairment loss of US$130 thousand relating to the liquidation of Spright. Spright distributed cash in the amount of US$96 thousand as a return of capital to the Company in 2010.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In September 2009, Vastview reduced 70% of its share capital and distributed US$ 808 thousand to the Company. In March and December 2010, the Company recognized an impairment loss of US$73 thousand and US$27 thousand, respectively, in its investment in Vastview.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant. For the year ended December 31, 2010, we determined that our investments in Spright and Vastview were impaired because a combination of recurring losses and reduced forecasts at Spright and Vastview indicated that the Company’s investments were not recoverable within a reasonable period of time. Accordingly, the Company believed that the impairments were other than temporary and recorded an impairment charge of US$230 thousand, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Properties and Equipment	12 Months Ended
Dec. 31, 2012
Properties and Equipment

9. PROPERTIES AND EQUIPMENT

	December 31
	2011	2012
	US$	US$
Cost:
Land	4,429	4,429
Buildings	13,364	13,398
Machinery and equipment	8,992	10,362
Furniture and fixtures	3,450	3,974
Leasehold and buildings improvement	3,036	3,320
Software	18,412	21,122

Total	51,683	56,605

Accumulated depreciation:
Buildings	1,254	1,532
Machinery and equipment	6,330	7,725
Furniture and fixtures	2,694	2,947
Leasehold and buildings improvement	2,217	2,692
Software	14,537	18,377

	27,032	33,273
Prepayment and construction in progress	77	54

	24,728	23,386

In April 2006, the Company leased its land and buildings located in Taipei, Taiwan, to a third party under a three-year operating lease. Net carrying value of the leased land and building as of December 31, 2012 was US$603 thousand and US$198 thousand, respectively. The lessee renewed the three year operating lease with the Company in March 2012. Annual rental income from the lease is about US$45 thousand each year.

Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Acquired Intangible Assets

10. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2011				2012
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—

Total	25,377	(4,474)	(20,903)	—	25,377	(4,474)	(20,903)	—

No impairment losses were recognized in 2010, 2011 and 2012. Amortization expense of acquisition-related intangible assets was US$2,081 thousand, US$694 thousand and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. If the carrying amount of the reporting unit exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. The Company performed its annual impairment test on November 30. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 was US$66,300 thousand. Our fiscal 2010, 2011 and 2012 impairment test concluded there were no impairment. In October 2011, the Company purchased BTL’s assets and assumed US$156 thousand of goodwill. Total goodwill was US$35,458 thousand and US$35,472 thousand as of December 31, 2011 and 2012, respectively.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2011	2012
	US$	US$
Wages and bonus	9,465	14,532
Research and development payable	2,632	3,417
License fees and royalties	1,382	2,045
Professional fees	1,263	1,663
Others	3,269	3,178

	18,011	24,835

Pension Plan	12 Months Ended
Dec. 31, 2012
Pension Plan

12. PENSION PLAN

The Labor Pension Act (the “Act”) of Taiwan became effective on July 1, 2005 and the pension mechanism under the Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 were allowed to choose to be subject to the pension mechanism under the Act or continue to be subject to the pension mechanism under the Labor Standards Law. For those employees who were subject to the Labor Standards Law prior to July 1, 2005 and still work for the same company after July 1, 2005 and have chosen to be subject to the pension mechanism under the Act, their seniority as of July 1, 2005 were maintained. The Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than 6% of each employee’s monthly salary. According to the Act, SMI Taiwan made monthly contributions and recognized pension costs of US$514 thousand, US$607 thousand and US$716 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company provides a defined benefit plan to the employees of SMI Taiwan under the Labor Standards Law that offers benefits based on an employee’s length of service and average monthly salary for the six-month period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension fund (the “Fund”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2011 and 2012, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the Company by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employee salaries at that time. The Company estimates its contribution for the year ending December 31, 2013 to be US$60 thousand which was determined based on 2% of estimated salaries in 2013.

Starting in 2010, the Company provides a defined benefit pension plan to the employees of FCI in Korea with at least one year of service. FCI’s overall investment strategy is to avoid a negative return on plan assets.

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2011	2012
	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,055	1,458
Service cost	399	608
Interest cost	40	77
Actuarial loss	52	(187)
Benefits paid	(88)	(59)

Projected benefit obligation at end of year	1,458	1,897

Change in plan assets
Fair value of plan assets at beginning of year	981	1,376
Actual return on plan assets	29	43
Employer contributions	436	546
Benefits paid	(70)	(40)

Fair value of plan assets at end of year	1,376	1,925

Reconciliation of funded status
Funded status	(82)	28

Amounts recognized as an other asset	768	1,179

Amounts recognized as other long-term liabilities	(850)	(1,151)

Net gain	(80)	257
Transition obligation	1	1

Total recognized in accumulated other comprehensive income	(79)	258

Accumulated benefit obligation	812	1,332

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Service cost	370	399	608
Interest cost	15	40	77
Projected return on plan assets	(13)	(30)	(43)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	—	1	—

Net periodic benefit cost	372	410	642

Other changes in plan assets and benefit obligation recognized in other comprehensive income (loss):

	2011	2012
	US$	US$
Recognize the decrease (increase) in net gain	(77)	336
Amortization of net gain	1	1
Amortization of net transition obligation	—	—

Total recognized in accumulated other comprehensive (income) loss	(76)	337

Expected benefit payments:

US$
2013	145
2014	160
2015	238
2016	175
2017	227
2018 and thereafter	1,610

The actuarial assumptions to determine the benefit obligations were as follows:

	2010		2011		2012
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Expected long-term return on plan assets	2.00%	5.50%	2.00%	4.30%	1.88%	3.10%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%

FCI’s pension plan assets at December 31, 2012 is invested in guaranteed interest contracts insurance and fixed deposit, which are principal and interest guaranteed products and its fair value level is level 2. The assets out of which the obligations have to be settled, measured at their market value by discounting future cash flow with discount rate. The discount rate was determined based on the average future life of the plan’s participants and the market yields on the high quality Korean Corporate Bonds (AA-). Therefore, FCI has no concentration of risk in its plan assets.

The fair values of FCI’s pension plan assets at December 31, 2011 and 2012 are as follows:

	December 31
	2011	2012
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	330	504
Fixed deposit
Industrial Bank of Korea	261	537

	591	1,041

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

13. INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Current	286	3,237	5,534
Deferred	(805)	2,510	1,582

Income tax expense (benefit)	(519)	5,747	7,116

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Domestic	(6,579)	(8,730)	(11,039)
Foreign entities
SMI Taiwan	4,963	42,382	51,997
FCI	(4,748)	12,572	12,645
SMI USA	1,561	911	253
Others	(954)	81	478

	(5,757)	47,216	54,334

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	396	7,859	8,142
Tax-exempt income	(1,021)	(3,477)	(5,149)
Permanent differences	216	1,919	861
Temporary differences	2,293	(622)	(2,290)
Alternative minimum tax	751	2,804	4,340
Income tax (10%) on undistributed earnings	147	2,277	2,631
Net changes in income tax credit	(4,100)	252	5,518
Net changes in valuation allowance of deferred income tax assets	2,002	(1,830)	(3,879)
Net operating loss carryforwards	102	341	604
Liabilities related to unrealized tax benefits	(1,331)	(736)	832
Adjustment of prior years’ taxes and others	26	(3,040)	(4,494)

Income tax expense (benefit)	(519)	5,747	7,116

Deferred income tax assets are as follows:

	December 31
	2011	2012
	US$	US$
Current:
Notes and accounts receivable	1,406	1,128
Stock-based compensation	690	473
Allowance for sales return	251	222
Inventory reserve	703	686
Foreign currency translation	95	1,063
Investment tax credits	2,487	1,126
Others	315	523
Valuation allowance	(4,869)	(2,852)

	1,078	2,369

Non-current:
Inventory reserve	730	691
Property and equipment	875	753
Investment tax credits	9,744	5,862
Net operating loss carryforwards	6,401	6,248
Others	(470)	(401)
Valuation allowance	(13,603)	(12,349)

	3,677	804

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The valuation allowance decreased by US$401 thousand and US$3,271 thousand for the years ended December 31, 2011 and 2012, respectively. The decrease in valuation allowance is primarily due to the Company being able to generate more taxable income in the future to utilize operating loss carryforwards and research and development credits before they expire. As of December 31, 2012, SMI Taiwan had unused research and development tax credit of US$ 1,126, which will expire in 2013. In addition, profits generated from certain products are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.

As of December 31, 2012, FCI had unused research and development tax credits of approximately US$2,214 thousand which will expire in 2015 to 2017.

As of December 31, 2012, the Company’s United States federal net operating loss carryforwards for federal income tax purposes were approximately US$5,917 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2022.

As of December 31, 2012, the Company’s United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,230 thousand and US$1,418 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2022 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2011	2012
	US $	US$
Balance, beginning of year	5,991	2,657
Increases in tax positions taken in current year	770	917
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,104)	(54)

Balance, end of year	2,657	3,520

At December 31, 2012, the Company had US$3,520 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2010, 2011 and 2012, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$89 thousand, US$485 thousand and US$499 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2011 and 2012 was US$790 thousand and US$1,305 thousand, respectively. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2012:

Tax Jurisdiction	Tax Years
SMI Taiwan	2007 and onward
FCI	2007 and onward
SMI USA	2007 onward

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

14. SHAREHOLDERS’ EQUITY

Appropriations from Earnings

Pursuant to the laws and regulations of the ROC and the respective Articles of Incorporation, SMI Taiwan, the Company’s largest subsidiary, must make appropriations from annual earnings to non-distributable reserve which could affect the Company’s ability to pay cash or stock dividends, if any. SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for:

a.	Payment of taxes;

b.	Recovery of prior years’ deficits, if any;

c.	10% of remaining balance after deduction for a and b as legal reserve;

d.	Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary;

e.	Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;

Dividends

Although no dividends were declared in our fiscal years ended 2010, 2011 or 2012, on January 22 and April 23, 2013, the Company announced that the Company’s board of directors had authorized a quarterly dividend of $0.15 per ADS. This dividends were paid on March 4 and May 14, 2013 to all of the Company’s shareholders of record as of February 21 and May 6, 2013. Future dividends, if any, on the Company’s outstanding ADSs and ordinary shares will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors our board of directors may deem relevant.

Any future dividend the Company declare will be paid to the holders of ADSs, subject to the terms of the deposit agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declare will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars.

Transfer of Additional Paid-in Capital

As of December 31, 2009, the accumulated deficit amounted to US$11,885 thousand. Pursuant to Section 34 of the Cayman Companies Law and the Articles of Incorporation of the Company, amounts standing to the credit of the Company’s share premium account may be applied as determined by the Company and the board of the directors to pay off prior year losses. On October 20, 2010, the board of directors resolved that an amount of US$11,885 thousand standing to the credit of the Company’s share premium account be applied to eliminate the accumulated deficit from prior years. Accordingly, transfer of additional paid-in capital in the amount of US$11,885 thousand to eliminate accumulated deficit from prior years was reflected in the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2010.

Share Repurchase Program

On March 12 and August 13, 2008, our Board of Directors approved share buyback plans to repurchase up to US$80 million of the Company’s ADSs during the period from March 12, 2008 to August 14, 2010. The program does not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. All the treasury stock under this share repurchase program was retired in August 2009.

In the year ended December 31, 2008, the Company repurchased 6.2 million of ADSs for a total cost of US$54.3 million. The weighted average purchase price per ADS repurchased was US$8.76. The Company did not repurchase any ADSs in the years ended December 31, 2009 and 2010.

Equity Incentive Plan	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan

15. EQUITY INCENTIVE PLAN

2004 Stock Option Plan and 2005 Equity Incentive Plan

In 2004, SMI Taiwan adopted a 2004 Employee Stock Option Plan (“the 2004 Plan”). The 2004 Plan reserved 8,000 options with each option exercisable into for 1,000 shares of common stock. The options may be granted to qualified employees of the Company or any of its domestic or foreign subsidiaries and expire no later than six years from the date of grant. The options were granted at an exercise price not lower than the market value of SMI Taiwan’s common stock at the date of the grant and vest over four years at certain percentages after two years from the date of grant. As part of the share exchange between the Company and the shareholders of SMI Taiwan effective on April 25, 2005, the Company agreed to assume the share options previously issued by SMI Taiwan. Subsequently on June 3, 2005, the Company amended the 2004 Plan such that options under the 2004 Plan are granted at an exercise price not lower than the market value of the Company’s ordinary shares at the date of the grant and vest over four years at certain percentages after one year from the date of grant.

On April 22, 2005, the Company adopted its 2005 Equity Incentive Plan (“the 2005 Plan”). The 2005 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2005 Plan reserved 10,000 thousand shares of ordinary shares, inclusive of the number of assumed share options under the 2004 Plan, for issuance upon the exercise of stock options.

In 2006, the Company amended the 2005 Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units. In 2009, the Company amended the Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units.

Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on one-for-one basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested share awards as defined under ASC 718.

In April 2010, the Company’s Board of Directors and Compensation Committee approved an employee stock option exchange program that required certain employees to exchange eligible stock options for a lesser number of new stock options that have approximately the same fair values as the options surrendered. Eligible options included stock options granted between August 17, 2005 and July 31, 2008 that had an exercised price above US$1.85. In 2010, 4,369 thousand eligible stock options were exchanged for 3,785 thousand new stock options granted. The new stock options have an exercise price of US$1.47, which was equal to the market price of the Company’s ordinary share on April 26, 2010, the date eligible stock options were surrendered and new stock options granted. The new stock options were issued under the 2005 Plan and are subject to its terms and conditions. The new stock options will continue to vest according to the original vesting schedule. Using the Black-Scholes option pricing model, the Company determined that the fair value of the surrendered stock options on a grant-by-grant basis was approximately equal, as of the date of the exchange, to the fair value of the new stock options granted, resulting in insignificant incremental share-based compensation.

Stock Option and Restricted Stock Units Activity

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2010	13,892
Restricted stock units granted	(3,817)
Option and restricted stock units forfeited	2,244

Available for grant at December 31, 2010	12,319
Restricted stock units granted	(6,387)
Option and restricted stock units forfeited	574

Available for grant at December 31, 2011	6,506
Restricted stock units granted	(1,461)
Option and restricted stock units forfeited	291

Available for grant at December 31, 2012	5,336

Stock Options

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2012	1,849	1.47
Options forfeited	—	—
Options exercised	(152)	1.47

Outstanding at December 31, 2012	1,697	1.47	3.14

Options vested and expected to vest after December 31, 2012	1,697	1.47	3.14

Options exercisable at December 31, 2012	1,697	1.47	3.14

No stock options were granted in 2010, 2011 and 2012. The intrinsic value of options exercised, determined as of the date of option exercise, was nil, US$5,797 and US$318 thousand in 2010, 2011 and 2012, respectively.

As of December 31, 2012, total unrecognized compensation cost related to non-vested share-based compensation awards granted under the Company’s stock option plans, net of estimated forfeitures, was nil.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of fiscal year 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. Intrinsic value will change in future periods based on the fair market value of the Company’s stock and the number of shares outstanding.

The total cash received from employees as a result of employee stock option exercises were nil, US$2,294 and US$224 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

The related tax effect for stock-based compensation benefit (expense) were US$(294) thousand, US$215 thousand, and US$631 thousand for 2010, 2011 and 2012, respectively. The related tax effect for stock-based compensation expense for option and restricted stock units exercised during 2010, 2011 and 2012 was US$349 thousand, US$756 thousand and US$1,560 thousand, respectively. The related tax effect was determined using the applicable tax rates in jurisdictions to which this expense relates.

Determining Fair Value

The Company estimated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, the option valuation model requires the input of highly subjective assumptions, including the expected stock price volatility. The Company used the following weighted-average assumptions for each year in calculating the fair value of the options granted:

	Year Ended December 31
	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	128.09%-138.10%	—	—
Risk free interest rate	2.60%	—	—
Expected life	0.0-1.26 years	—	—

Risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are determined based on historical volatilities of the stock prices of the Company. Expected life represents the periods that the Company’s share-based awards are expected to be outstanding and was determined based on historical experience regarding similar awards, giving consideration to the contractual term of the share based awards. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

Restricted Stock Units

A summary of the status of restricted stock units and changes during the year ended December 31, 2012 is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2012	11,164	1.99
Restricted stock units granted	1,461	4.55
Restricted stock units vested	(5,316)	1.75
Restricted stock units forfeited	(291)	2.47

Non-vested at December 31, 2012	7,018	2.68	0.83

As of December 31, 2012, there was US$7,349 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2005 Plan.

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2010, 2011 and 2012.

	Year Ended December 31
	2010	2011	2012
	US $	US $	US$
Cost of sales	188	255	375
Research and development	3,242	5,049	7,055
Sales and marketing	1,440	2,060	2,494
General and administrative	1,188	1,514	1,878

	6,058	8,878	11,802

Commitments and Contigencies	12 Months Ended
Dec. 31, 2012
Commitments and Contigencies

16. COMMITMENTS AND CONTINGENCIES

In 2000, FCI entered into a government grant agreement with Korea’s Ministry of Knowledge Economy (“MKE”) to develop new technologies. The agreement requires FCI, in accordance with the Industrial Technology Development Operation Guideline (“Guideline”) issued by MKE, to repay 20-30% of funds received and accordingly the Company has recorded the repayment obligations as current and long-term payables. The remaining 70-80% of funds received in the amount of US$4,208 thousand were recognized in periods when costs funded by the grant are incurred. If the project is unsuccessful, the agreement requires FCI to repay 100% of the funds received. As of December 31, 2012, FCI had thus far not been required to repay grant funds under the agreement with MKE and FCI has determined that no contingent liabilities were required as of December 31, 2011 and 2012 based on historical experience and assessed probability of project success. In addition, if projects are not successful and FCI is deemed to have conducted the project with due care, we believe it is reasonable that FCI will be released from its repayment obligations.

FCI provided their employees with collateral for personal loans by depositing at a designated bank US$863 thousand and US$ 937 thousand at December 31, 2011 and 2012, respectively. Such amounts were accounted for as restricted cash.

In January 2013, the Company agreed to purchase additional facilities in Hsinchu, Taiwan for approximately NT$164 million (US$5.6 million). The new facilities will be used for research and development. The Company expects to complete this purchase by the end of May 2013.

Operating Leases

The Company entered into various operating lease agreements for office space that expire on various dates through March 2017. The Company recognized rent expense for the years ended December 31, 2010, 2011 and 2012 of US$1,067 thousand, US$1,465 thousand and US$1,609 thousand, respectively. The minimum operating lease payments expected under these leases as of December 31, 2012 were US$1,343 thousand, US$624 thousand, US$352 thousand, US$294 thousand, and US$67 thousand for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Litigation

The Company are subject to legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business. Although the outcome of such proceedings and claims cannot be predicted with certainty, management does not believe that the outcome of any of these matters will have a material adverse effect on our business, results of operations, financial position or cash flows. Any litigation, however, involves potential risk and potentially significant litigation costs, and therefore there can be no assurance that any litigation which is now pending or which may arise in the future would not have such a material adverse effect on our business, financial position, results of operations or cash flows.

On May 1, 2005, SMI Taiwan incurred a loss on inventory in the possession of a subcontractor, Advanced Semiconductor Engineering Inc. (“ASE”) due to a fire. On December 12, 2005, SMI Taiwan filed an action against ASE with the Taoyuan District Court in Taiwan. SMI Taiwan alleged that ASE destroyed the wafers which SMI Taiwan had sub-contracted to ASE with the OEM Agreement between SMI and ASE, and that ASE should pay SMI Taiwan a sum of US$2.4 million for damages, an amount exceeding the book value of lost inventory. After consultation with the Company’s outside legal counsel, the Company believed it was highly probable for the Company to receive reimbursement for the lost inventory at full book value, and the Company subsequently recorded US$1.3 million of inventory loss, offset by US$1.3 million of fire loss reimbursement recorded as other receivable, resulting in zero impact to the earnings for the year ended December 31, 2005. In connection with the inventory loss, the Company also recorded US$252 thousand under operating expenses for amounts paid to certain customers for delays in shipments caused by the fire. In December 2006, the Company wrote-off other receivable related to the reimbursement of the fire loss as the collection of which was doubtful. In April 2010, ASE settled with SMI Taiwan by paying a settlement fee of US$1.3 million. On April 28, 2010, the Taoyuan District Court granted a motion to dismiss the claim filed by SMI Taiwan against ASE.

On October 23, 2007, SanDisk Corp. (“SanDisk”) filed a complaint with the United States International Trade Commission (“ITC”) against multiple respondents, including Silicon Motion Technology Corp., SMI Taiwan and SMI USA (in aggregate “Silicon Motion”). SanDisk claimed that certain Silicon Motion flash memory controllers and products containing these Silicon Motion flash memory controllers infringed specific SanDisk patents. The complaint requested the ITC institute an investigation into the matter and sought a permanent exclusion order to exclude from entry into the United States all flash memory controllers and products containing controllers that infringe any of the asserted patents. The complaint also sought a permanent cease and desist order, directing respondents to cease and desist from marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using any flash memory controllers and products containing flash controllers that infringe any of the asserted patents. On December 6, 2007, the ITC instituted an investigation, identifying forty-seven companies, including Silicon Motion, as respondents. An ITC hearing was held as scheduled from October 27 through November 5, 2008. In post-hearing briefing, the Office of Unfair Import Investigation (“OUII”) Staff Attorney agreed with our position that none of the Silicon Motion controllers infringed the SanDisk patents in suit. On April 10, 2009, the Administrative Judge of the ITC issued an initial determination that Silicon Motion flash controllers and products containing these Silicon Motion flash controllers did not infringe the patents of SanDisk. On October 23, 2009, the ITC determined that Silicon Motion was not in violation of Section 337 of the Tariff Act of 1930 and terminated its investigation.

On October 24, 2007, SanDisk filed two complaints, for alleged patent infringement against multiple defendants, including Silicon Motion in the United States District Court for the Western District of Wisconsin. The complaints alleged that Silicon Motion’s flash memory controllers infringed certain SanDisk patents and sought unspecified damages, injunctive relief, a trebling of damages for alleged willful conduct and attorneys’ fees. Both cases were stayed until SanDisk’s ITC proceeding became final. SanDisk entered into a settlement with Silicon Motion and no settlement payments were required from Silicon Motion. On February 4, 2010, the Court ordered the dismissal of SanDisk’s claims against Silicon Motion without prejudice pursuant to SanDisk’s requests.

All American Semiconductor, Inc. (“All American” or “AASI”) was a former distributor for the Company. On April 25, 2007, All American filed for Chapter 11 bankruptcy protection. At the time of the filing, the Company had US$256 thousand of unpaid accounts receivable from All American. On April 17, 2009, SMI USA and related entities were named as defendants in an adversary proceeding filed by the AASI Creditor Liquidating Trust (“CLT”) in the bankruptcy case pending in the U.S. Bankruptcy Court for the Southern District of Florida. The CLT was seeking the return of allegedly avoidable transfers in the amount of US$854 thousand. The Company filed an answer and affirmative defenses. In March 2010, SMI USA settled with the CLT by paying the amount of US$220 thousand and on April 1, 2010, the Bankruptcy Court granted the motion to approve stipulations to compromise controversy. On August 23, 2010, the Court entered an order dismissing the adversary proceeding. In June 2011, Liquidating Trustee for the CLT filed the AASI Creditor Liquidating Trustee’s Seventeenth Omnibus Objection to Claims but in August 2011, withdrew it with respect to SMI USA’s proof of claim. According to the CLT’s letter dated September 9, 2011, it is currently finalizing its claims review process and preparing for distribution to beneficiaries who are holders of allowed claims and have rights to a distribution pursuant to the Plan. In January 2012, we received the first distribution of US$21 thousand.

In 2006, FCI joined with other technology companies and invested in the Pangyo Silicon Park Construction Project Cooperative (“Pangyo Cooperative”) in Korea. In July 2010, FCI, TLi Inc. (“TLI”), OCI Materials Co., Ltd (“OCI”) and other companies withdrew from the Pangyo Cooperative and forfeited 10% of their total investment. FCI believes its loss was caused by bad will actions taken by TLI. In December 2011, FCI and OCI together filed a complaint against TLI at the Suwon District Court in Korea. In April 2013, the court dismissed the plaintiffs’ complaints. The plaintiffs are evaluating whether to appeal.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

17. SEGMENT INFORMATION

The Company designs, develops and markets high performance, low-power semiconductor products for the multimedia consumer electronics market. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

Net sales by categories:

	Year Ended December 31
Product	2010	2011	2012
	US$	US$	US$
Mobile Storage	92,265	152,838	202,093
Mobile Communications	24,781	56,629	67,564
Other products	15,744	14,378	11,713

	132,793	223,845	281,370

Net sales by geographic area are presented based upon the customer’s bill-to location:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	50,234	61,174	74,034
United States	13,747	25,535	20,230
Japan	2,334	2,769	5,363
Korea	30,028	78,718	137,797
China	30,093	49,000	37,507
Others	6,357	6,649	6,439

	132,793	223,845	281,370

Major customers representing at least 10% of net sales

	Year Ended December 31
Customers	2010		2011		2012
	US$	%	US$	%	US$	%
Samsung	17,020	13	61,370	28	98,368	35
Netcom	15,217	11	16,521	7	11,584	4

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	19,014	17,317	16,799
United States	101	91	58
Korea	2,052	2,980	2,226
China	4,340	4,340	4,303

	25,507	24,728	23,386

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

18. FAIR VALUE MEASUREMENT

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. The fair value of the structure note investments is estimated by the Company using a discounted cash flow model that incorporates transaction details such as contractual terms, maturity and timing and amount of future cash flows, references to the observable market data such as the risk free rate, discount rate and yield rate related to the underlying bond securities as well as unobservable inputs related to liquidity, default likelihood, and credit valuation adjustments. Due to the unobservable inputs are insignificant to the measurement in its entirety, such investments are classified as Level 2 instruments. For the years ended December 31, 2011 and 2012, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2011 and 2012:

December 31, 2011

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading Bond funds	2,980	—	—	2,980

December 31, 2012

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — designated at the fair value Structured note	—	14,882	—	14,882

The table below sets out the balances for those assets required to be measured at fair value on a nonrecurring basis and the associated losses recognized during the year ended December 31, 2010 (nil in 2011 and 2012) and please refer to Note 2, “Summary of Significant Accounting Policy” and Note 10, “Goodwill and Acquired Intangible Assets” for the significant assumption were used.

December 31, 2010

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
	US$	US$	US$	US$	US$
Long-term investments cost method	185	—	—	185	230

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. The fair values of assets without quoted market price are determined based on management judgment with the best available information. The impairment charge was determined based on the difference between the Company’s carrying value and the proportionate ownership of the investee’s net assets at year end.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

19. SUBSEQUENT EVENTS

On January 22, 2013, the Company announced a share repurchase program under which the Company, or one of its affiliates, may repurchase up to US$40 million of its American Depositary Shares (“ADS”). Repurchases under the program may be conducted at any time during the period commencing January 22, 2013 and extending through January 21, 2014. The program does not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. The repurchases will be made in the open market, in privately negotiated transactions, or in structured share purchase programs and will be funded from available working capital.

Separately, the board of directors of the Company has declared its first two quarterly dividends each in the amount of US$0.15 per ADS. The first quarterly dividend was declared on January 22, 2013 and was paid on March 4, 2013 to all shareholders of record as of February 21, 2013. The second quarterly dividend was announced on April 23, 2013 and will be paid on May 14, 2013 to all shareholders of record on May 6, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries, except for FCI which the Company owns over 99.9%. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, investment in debt securities and accounts receivable. Cash is deposited with high credit-quality financial institutions. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts receivable based upon a review of the expected collectibility of individual accounts.

The Company sells semiconductor solutions to leading module makers and OEMs worldwide. The Company provides high performance flash memory storage controllers to companies such as SK Hynix, Netcom, Micron, Samsung, Sony, and Transcend. The Company is a leading supplier of controllers used in eMMC embedded memory, flash memory cards, and USB flash drives. The Company provides innovative mobile communications ICs primarily to LG and Samsung. The Company had one customer in 2011 and 2012, and two customers in 2010 that accounted for 10% or more of our sales. The Company’s top ten customers in 2010, 2011 and 2012 accounted for approximately 56%, 64% and 75% of net sales.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments are privately-held companies where there is no readily determinable market value and are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded for that period. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

See Note 18, “Fair Value Measurement”, for the related disclosure.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities within three months from the date of purchase to be cash equivalents.
Short-term Investments

Short-term Investments

The Company’s short-term investments are short-term income yielding investments with original maturities greater than three months from the purchase date and remaining maturities less than one year. These short-term investments consist primarily of bond funds that are bought and held principally for the purpose of selling them in the near term and are classified as trading securities as well as structured notes designated at the fair value. They are reported at fair value with the subsequent changes in fair value recorded in earnings as unrealized gains and losses.

Allowance for Doubtful Receivables

Allowance for Doubtful Receivables

An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. Market value represents the current replacement cost for raw materials, work in process and finished goods. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments

Long-term Investments

The Company has long-term investments in companies that it does not exercise significant influence and accounts for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Depreciation expense recognized for the years ended December 31, 2010, 2011 and 2012 was approximately US$4,775 thousand, US$5,580 thousand and US$5,881 thousand, respectively.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Government Grants

Government Grants

Grants received by the Company from the Korean government to assist with specific research and development activities are deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable. Government grants that were used for the acquisition of fixed assets are deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognizes refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of core technology and customer relationship, are amortized over their estimated useful lives, of 4 years at the time of acquisition.

Impairment of Goodwill and Long-Lived Assets

Impairment of Goodwill and Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2011 and 2012.

The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities. Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values was also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.

Other Assets	Other Assets Other assets primarily consist of intellectual property and deposits for office leases.
Restricted Assets

Restricted Assets

Restricted assets consist of deposits required for litigation and restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity and borrowings as well as cash received from government grants with restriction on its usage.

Pension Costs

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition

Revenue Recognition

Revenue from product sales is generally recognized upon shipment to the customer provided that the Company has received a signed purchase order, the price is fixed or determinable, transfer of title has occurred in accordance with the shipping terms specified in the arrangement with the customer, collectibility from the customer is considered reasonably assured, product returns are reasonably estimable and there are no remaining significant obligations or customer acceptance requirements. Revenue on development service orders is generally recognized upon completion and customer acceptance of contractually agreed milestones.

The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. A reserve for price adjustments is recorded based on the estimated products on hand at the distributors and historical experience. The Company incurred actual price adjustments to distributors are minimal.

The Company provides a warranty period of one year for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2010, 2011 and 2012, the Company did not experience significant costs associated with warranty returns.

Research and Development

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.

Income Taxes

Income Taxes

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Under Taiwan tax regulations, the current year’s earnings, on an after tax basis, that are not distributed in the following year are subject to a 10% additional income tax. This 10% additional income tax is recognized in the period during which the related earnings are generated.

The Taiwan government enacted the Income Basic Tax Act (“the IBT Act”), which became effective on January 1, 2006. The alternative minimum tax (“AMT”) imposed under the IBT Act is a supplemental tax levied at a rate of 10% which is payable if the income tax payable determined pursuant to the Income Tax Law is below the minimum amount prescribed under the IBT Act. The taxable income for calculating the AMT includes most of the income that is exempted from income tax under various laws and statutes. The Company has considered the impact of the IBT Act in the determination of its tax liabilities. Under the IBT Act amended in August 2012, the standard deduction and the tax rate of AMT were amended from NT$1,000 thousand to be NT$500 thousand and from 10% to 12%, respectively. The amended IBT Act is effective on January 1, 2013.

Foreign Currency Transactions

Foreign Currency Transactions

Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the New Taiwan dollars until December 2011. The functional currency of each one of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into New Taiwan dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Change in Functional Currency and Reporting Currency

Change in Functional Currency and Reporting Currency

On January 1, 2012, the Company changed the functional currency of SMI Taiwan, its largest operating subsidiary, from the NT dollar to the U.S. dollar based on an evaluation of economic facts and circumstances and functional currency analysis prescribed in ASC 830. As a result of SMI Taiwan’s functional currency change, the Company changed its reporting currency from the NT dollar to the U.S. dollar.

In 2005, at the time of the Company’s IPO, the Company determined that SMI Taiwan’s functional currency was the NT dollar and this determination was used consistently until the Company determined significant and permanent changes in economic facts and circumstances warranted a change in functional currency. Since the business profile and activities of SMI Taiwan had changed significantly and did not appear to be temporary, the Company re-evaluated the functional currency of SMI Taiwan based on recent economic facts and circumstances, including analysis prescribed in ASC 830, and determined that the U.S. dollar had become the functional currency of SMI Taiwan.

The business activities of SMI Taiwan have changed significantly since 2005. In the past, the majority of SMI Taiwan sales were to Taiwanese module maker customers; in 2012 the majority of SMI Taiwan sales were to international OEMs. The Company believes this trend is not temporary because a fast growing and increasingly large and material source of SMI Taiwan’s sales are from SSD and embedded memory products, and these products are predominately sold to international OEM customers. The significance of SMI Taiwan’s other products, primarily card and USB flash drive controller products, has been declining and will continue to decline due to the maturity of their markets, and a majority of these products are now sold to non-Taiwan-based customers. SMI Taiwan’s cash flow, sales price, sales markets, expenses, financing and intercompany transactions are now primarily U.S. dollar-based. Economic facts and circumstances, as well as functional currency analysis support the Company’s determination that the U.S. dollar has become the functional currency of SMI Taiwan as of January 1, 2012.

As from January 1, 2012, the Company has reported the consolidated results in U.S. dollars, and the Company has recasted the historical financial statements from the NT dollar to the U.S. dollar. Items on the historical balance sheet and income statement were converted from the NT dollar to the U.S. dollars at the following rates:

	Balance Sheet (at year-end NT dollar to U.S. dollar rate)	Income Statement (at average NT dollar to U.S. dollar rate)
2008	32.80	31.42
2009	31.99	32.55
2010	29.13	31.56
2011	30.28	29.53

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(6,364)	71	(6,293)	10,452	3	10,455	1,976	79	2,055
Current-period change	16,816	(68)	16,748	(8,476)	76	(8,400)	1,947	(337)	1,610

Ending balance	10,452	3	10,455	1,976	79	2,055	3,923	(258)	3,665

Legal Contingencies

Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other dilutive securities were exercised. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The Company’s dilutive securities consist of employee stock options and restricted stock units. The effect of dilutive securities including employee stock options and restricted stock units were 6,288 thousand shares (1,572 thousand ADSs) and 5,245 thousand shares (1,311 thousand ADSs) for the year ended December 31, 2011 and 2012, respectively. The antidilutive employee stock options and restricted stock units excluded was 4,637 thousand shares for the year ended December 31, 2010.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The Company uses the Black-Scholes valuation model for the valuation of stock options and recognizes compensation expense on a straight-line basis over the requisite service period of the award. The value of our restricted stock units is based on the closing price of our shares on the date of grant and expensed over the vesting period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued an accounting update to amend the fair value measurement guidance and include some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for the Company for the year ending December 31, 2012. The Company has included these new disclosures, as applicable, in Note 18.

In June and December 2011, the FASB issued accounting updates to eliminate the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The standard is effective for the Company for the year ending December 31, 2012. The Company has reported other comprehensive income and its components in two separate but consecutive statements and the adoption did not have an impact on its results of operations, financial position or cash flows.

In September 2011, the FASB issued an accounting update, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for the Company for the year ending December 31, 2012. The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or cash flows. The Company did not choose to perform a qualitative assessment in 2012.

In December 2011, the FASB issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. Since this standard impacts disclosure requirements only, its adoption is not expected to have a material impact on the Company’s results of operations, financial condition or cash flows.

In July 2012, the FASB issued an accounting update to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The update permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The standard is effective for fiscal years beginning after December 15, 2012 and early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In February 2013, the FASB issued accounting updates to improve the reporting reclassifications out of accumulated other comprehensive income of various components. The guidance requires presentation of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification either parenthetically on the face of the financial statements or in the notes. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 31, 2012. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Recasted Historical Financial Statements from NT Dollar to U.S. Dollar

Items on the historical balance sheet and income statement were converted from the NT dollar to the U.S. dollars at the following rates:

	Balance Sheet (at year-end NT dollar to U.S. dollar rate)	Income Statement (at average NT dollar to U.S. dollar rate)
2008	32.80	31.42
2009	31.99	32.55
2010	29.13	31.56
2011	30.28	29.53

Components of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(6,364)	71	(6,293)	10,452	3	10,455	1,976	79	2,055
Current-period change	16,816	(68)	16,748	(8,476)	76	(8,400)	1,947	(337)	1,610

Ending balance	10,452	3	10,455	1,976	79	2,055	3,923	(258)	3,665

Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Assets Acquired Assumed

The following table summarizes the estimated fair values of the assets acquired assumed at the date of acquisition based on third-party asset valuations:

US$
Property and equipment	60
Software	480
Goodwill	160

Total assets acquired	700

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Details of Cash and Cash Equivalents

	December 31
	2011	2012
	US$	US$
Cash and deposits in bank	29,542	31,087
Time deposits	59,221	123,647

	88,763	154,734

Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Notes and Accounts Receivable

	December 31
	2011	2012
	US$	US$
Notes receivable	1,176	807
Trade accounts receivable	42,968	39,531

	44,144	40,338
Allowance for doubtful accounts	(2,648)	(1,634)
Allowance for sales returns and discounts	(2,709)	(1,919)

	38,787	36,785

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	3,290	3,118	2,648
Additions (reversals) charged to expense	(45)	(469)	(663)
Write-offs	(127)	(1)	(351)

Balance, end of year	3,118	2,648	1,634

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,813	2,057	2,709
Additions	2,742	3,982	297
Write-offs	(2,498)	(3,330)	(1,087)

Balance, end of year	2,057	2,709	1,919

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Components of Inventory	The components of inventories are as follows:

	December 31
	2011	2012
	US$	US$
Finished goods	3,616	7,181
Work in process	15,968	17,718
Raw materials	10,731	7,244

	30,315	32,143

Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Investments with Carrying Value

As of December 31, 2011 and 2012, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership	December 31
		2011	2012
		US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	74	74
Spright Co., Ltd. (Spright)	—	—	—

		178	178

Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

	December 31
	2011	2012
	US$	US$
Cost:
Land	4,429	4,429
Buildings	13,364	13,398
Machinery and equipment	8,992	10,362
Furniture and fixtures	3,450	3,974
Leasehold and buildings improvement	3,036	3,320
Software	18,412	21,122

Total	51,683	56,605

Accumulated depreciation:
Buildings	1,254	1,532
Machinery and equipment	6,330	7,725
Furniture and fixtures	2,694	2,947
Leasehold and buildings improvement	2,217	2,692
Software	14,537	18,377

	27,032	33,273
Prepayment and construction in progress	77	54

	24,728	23,386

Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Acquired from Acquisition

The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2011				2012
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—

Total	25,377	(4,474)	(20,903)	—	25,377	(4,474)	(20,903)	—

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

	December 31
	2011	2012
	US$	US$
Wages and bonus	9,465	14,532
Research and development payable	2,632	3,417
License fees and royalties	1,382	2,045
Professional fees	1,263	1,663
Others	3,269	3,178

	18,011	24,835

Pension Plan (Tables)	12 Months Ended
Dec. 31, 2012
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2011	2012
	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,055	1,458
Service cost	399	608
Interest cost	40	77
Actuarial loss	52	(187)
Benefits paid	(88)	(59)

Projected benefit obligation at end of year	1,458	1,897

Change in plan assets
Fair value of plan assets at beginning of year	981	1,376
Actual return on plan assets	29	43
Employer contributions	436	546
Benefits paid	(70)	(40)

Fair value of plan assets at end of year	1,376	1,925

Reconciliation of funded status
Funded status	(82)	28

Amounts recognized as an other asset	768	1,179

Amounts recognized as other long-term liabilities	(850)	(1,151)

Net gain	(80)	257
Transition obligation	1	1

Total recognized in accumulated other comprehensive income	(79)	258

Accumulated benefit obligation	812	1,332

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Service cost	370	399	608
Interest cost	15	40	77
Projected return on plan assets	(13)	(30)	(43)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	—	1	—

Net periodic benefit cost	372	410	642

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligation recognized in other comprehensive income (loss):

	2011	2012
	US$	US$
Recognize the decrease (increase) in net gain	(77)	336
Amortization of net gain	1	1
Amortization of net transition obligation	—	—

Total recognized in accumulated other comprehensive (income) loss	(76)	337

Expected Benefit Payments	Expected benefit payments:

US$
2013	145
2014	160
2015	238
2016	175
2017	227
2018 and thereafter	1,610

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2010		2011		2012
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	6.20%	1.75%	5.40%	1.63%	4.00%
Expected long-term return on plan assets	2.00%	5.50%	2.00%	4.30%	1.88%	3.10%
Rate of compensation increase	4.00%	7.00%	4.25%	7.00%	4.25%	3.00%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2011 and 2012 are as follows:

	December 31
	2011	2012
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	330	504
Fixed deposit
Industrial Bank of Korea	261	537

	591	1,041

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense (benefit)

The components of income tax expense (benefit) are as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Current	286	3,237	5,534
Deferred	(805)	2,510	1,582

Income tax expense (benefit)	(519)	5,747	7,116

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Domestic	(6,579)	(8,730)	(11,039)
Foreign entities
SMI Taiwan	4,963	42,382	51,997
FCI	(4,748)	12,572	12,645
SMI USA	1,561	911	253
Others	(954)	81	478

	(5,757)	47,216	54,334

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	396	7,859	8,142
Tax-exempt income	(1,021)	(3,477)	(5,149)
Permanent differences	216	1,919	861
Temporary differences	2,293	(622)	(2,290)
Alternative minimum tax	751	2,804	4,340
Income tax (10%) on undistributed earnings	147	2,277	2,631
Net changes in income tax credit	(4,100)	252	5,518
Net changes in valuation allowance of deferred income tax assets	2,002	(1,830)	(3,879)
Net operating loss carryforwards	102	341	604
Liabilities related to unrealized tax benefits	(1,331)	(736)	832
Adjustment of prior years’ taxes and others	26	(3,040)	(4,494)

Income tax expense (benefit)	(519)	5,747	7,116

Deferred Income Tax Assets

Deferred income tax assets are as follows:

	December 31
	2011	2012
	US$	US$
Current:
Notes and accounts receivable	1,406	1,128
Stock-based compensation	690	473
Allowance for sales return	251	222
Inventory reserve	703	686
Foreign currency translation	95	1,063
Investment tax credits	2,487	1,126
Others	315	523
Valuation allowance	(4,869)	(2,852)

	1,078	2,369

Non-current:
Inventory reserve	730	691
Property and equipment	875	753
Investment tax credits	9,744	5,862
Net operating loss carryforwards	6,401	6,248
Others	(470)	(401)
Valuation allowance	(13,603)	(12,349)

	3,677	804

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2011	2012
	US $	US$
Balance, beginning of year	5,991	2,657
Increases in tax positions taken in current year	770	917
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,104)	(54)

Balance, end of year	2,657	3,520

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2012:

Tax Jurisdiction	Tax Years
SMI Taiwan	2007 and onward
FCI	2007 and onward
SMI USA	2007 onward

Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Plan Includes Stock Options and Restricted Stock Units

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2010	13,892
Restricted stock units granted	(3,817)
Option and restricted stock units forfeited	2,244

Available for grant at December 31, 2010	12,319
Restricted stock units granted	(6,387)
Option and restricted stock units forfeited	574

Available for grant at December 31, 2011	6,506
Restricted stock units granted	(1,461)
Option and restricted stock units forfeited	291

Available for grant at December 31, 2012	5,336

Summary of Stock Option Activity

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2012	1,849	1.47
Options forfeited	—	—
Options exercised	(152)	1.47

Outstanding at December 31, 2012	1,697	1.47	3.14

Options vested and expected to vest after December 31, 2012	1,697	1.47	3.14

Options exercisable at December 31, 2012	1,697	1.47	3.14

Weighted-Average Assumptions in Calculating Fair Value of Option Granted

The Company used the following weighted-average assumptions for each year in calculating the fair value of the options granted:

	Year Ended December 31
	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	128.09%-138.10%	—	—
Risk free interest rate	2.60%	—	—
Expected life	0.0-1.26 years	—	—

Summary of Restricted Stock Units and Changes

A summary of the status of restricted stock units and changes during the year ended December 31, 2012 is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2012	11,164	1.99
Restricted stock units granted	1,461	4.55
Restricted stock units vested	(5,316)	1.75
Restricted stock units forfeited	(291)	2.47

Non-vested at December 31, 2012	7,018	2.68	0.83

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2010, 2011 and 2012.

	Year Ended December 31
	2010	2011	2012
	US $	US $	US$
Cost of sales	188	255	375
Research and development	3,242	5,049	7,055
Sales and marketing	1,440	2,060	2,494
General and administrative	1,188	1,514	1,878

	6,058	8,878	11,802

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Long-Lived Assets (Property and Equipment, Net) by Geographic Area

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	19,014	17,317	16,799
United States	101	91	58
Korea	2,052	2,980	2,226
China	4,340	4,340	4,303

	25,507	24,728	23,386

Customer Lists
Net Sales	Major customers representing at least 10% of net sales

	Year Ended December 31
Customers	2010		2011		2012
	US$	%	US$	%	US$	%
Samsung	17,020	13	61,370	28	98,368	35
Netcom	15,217	11	16,521	7	11,584	4

Product
Net Sales

Net sales by categories:

	Year Ended December 31
Product	2010	2011	2012
	US$	US$	US$
Mobile Storage	92,265	152,838	202,093
Mobile Communications	24,781	56,629	67,564
Other products	15,744	14,378	11,713

	132,793	223,845	281,370

Country
Net Sales

Net sales by geographic area are presented based upon the customer’s bill-to location:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	50,234	61,174	74,034
United States	13,747	25,535	20,230
Japan	2,334	2,769	5,363
Korea	30,028	78,718	137,797
China	30,093	49,000	37,507
Others	6,357	6,649	6,439

	132,793	223,845	281,370

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2011 and 2012:

December 31, 2011

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading Bond funds	2,980	—	—	2,980

December 31, 2012

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — designated at the fair value Structured note	—	14,882	—	14,882

Assets Required to be Measured at Fair Value on Nonrecurring Basis and Associated Losses Recognized

The table below sets out the balances for those assets required to be measured at fair value on a nonrecurring basis and the associated losses recognized during the year ended December 31, 2010 (nil in 2011 and 2012) and please refer to Note 2, “Summary of Significant Accounting Policy” and Note 10, “Goodwill and Acquired Intangible Assets” for the significant assumption were used.

December 31, 2010

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
	US$	US$	US$	US$	US$
Long-term investments cost method	185	—	—	185	230

Summary Of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Aug. 31, 2012 TWD	Dec. 31, 2012 USD ($) Customer Y	Dec. 31, 2011 USD ($) Customer	Dec. 31, 2010 USD ($) Customer	Aug. 31, 2012 Amended TWD	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 American Depositary Share	Dec. 31, 2011 American Depositary Share	Dec. 31, 2012 Core technology and customer relationship	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2012 Buildings Minimum	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Furniture and Fixtures Minimum	Dec. 31, 2012 Furniture and Fixtures Maximum	Dec. 31, 2012 Software Minimum	Dec. 31, 2012 Software Maximum	Dec. 31, 2012 Leasehold And Building Improvement Minimum	Dec. 31, 2012 Leasehold And Building Improvement Maximum	Dec. 31, 2012 FCI INC
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary		100.00%																					99.90%
Top ten customer sales in percentage		75.00%	64.00%	56.00%
Number of customers accounted for 10% or more sales		1	1	2
Short term investment maturity period						3 months	1 year
Property plant and equipment estimated useful life													25 years	50 years	3 years	6 years	3 years	8 years	1 year	5 years	2 years	6 years
Depreciation and amortization		$ 5,881	$ 5,580	$ 4,775
Intangible asset amortized over estimated useful lives										4 years
Warranty period for manufacturing defects of products		1
Evaluation of tax benefits realized upon settlement		50.00%
Income tax under IBT act effective date		January 1, 2006
Minimum Alternative Tax On Income under IBT act		10.00%
Standard deduction tax amount	1,000				500
Standard deduction tax rate	10.00%				12.00%
Amendment Effective Date					January 1, 2013
Antidilutive securities excluded from calculation of earning per share amount				4,637				1,311	1,572		5,245	6,288

Recasted Historical Financial Statements from NT Dollar to U.S. Dollar (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance Sheet
Exchange rate of NTD	30.28	29.13	31.99	32.8
Income Statement
Exchange rate of NTD	29.53	31.56	32.55	31.42

Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Beginning balance, Foreign currency items	$ 1,976	$ 10,452	$ (6,364)
Current-period change, Foreign currency items	1,947	(8,476)	16,816
Ending balance, Foreign currency items	3,923	1,976	10,452
Beginning balance, Defined benefit pension plans	79	3	71
Current-period change, Defined benefit pension plans	(337)	76	(68)
Ending balance, Defined benefit pension plans	(258)	79	3
Beginning balance, Accumulated other comprehensive income (loss)	2,055	10,455	(6,293)
Current-period change, Accumulated other comprehensive income (loss)	1,610	(8,400)	16,748
Ending balance, Accumulated other comprehensive income (loss)	$ 3,665	$ 2,055	$ 10,455

Estimated Fair Values of Assets Acquired Assumed (Detail) (BTL System, Inc, USD $) In Thousands, unless otherwise specified	Oct. 25, 2011
BTL System, Inc
Business Acquisition [Line Items]
Property and equipment	$ 60
Software	480
Goodwill	160
Total assets acquired	$ 700

Business Acquisition - Additional Information (Detail) (BTL System, Inc, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2011
BTL System, Inc
Business Acquisition [Line Items]
Software	$ 480
Weighted Average Useful Life of Software	4 years
Net sales		0
Net loss		$ 135

Details of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 31,087	$ 29,542
Time deposits	123,647	59,221
Cash and Cash Equivalents, at Carrying Value	$ 154,734	$ 88,763	$ 53,889	$ 61,006

Short Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 2	$ 10	$ 2
Unrealized gains or losses related to trading securities and structured notes	$ 188

Summary of Notes and Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts and Other Receivables [Line Items]
Notes receivable	$ 807	$ 1,176
Trade accounts receivable	39,531	42,968
Trade Accounts And Notes Receivable Gross Current	40,338	44,144
Allowance for doubtful accounts	(1,634)	(2,648)	(3,118)	(3,290)
Allowance for sales returns and discounts	(1,919)	(2,709)	(2,057)	(1,813)
Accounts and Notes Receivable, Net, Total	$ 36,785	$ 38,787

Change in Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for doubtful accounts
Balance, beginning of year	$ 2,648	$ 3,118	$ 3,290
Additions (reversals) charged to expense	(663)	(469)	(45)
Write-offs	(351)	(1)	(127)
Balance, end of year	1,634	2,648	3,118
Allowances for sales returns and discounts
Balance, beginning of year	2,709	2,057	1,813
Additions	297	3,982	2,742
Write-offs	(1,087)	(3,330)	(2,498)
Balance, end of year	$ 1,919	$ 2,709	$ 2,057

Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	$ 7,181	$ 3,616
Work in process	17,718	15,968
Raw materials	7,244	10,731
Inventory, Net	$ 32,143	$ 30,315

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Inventory written down	$ 1,631	$ 4,644	$ 1,517

Equity Investments with Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 178	$ 178
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Long-term investments	104	104
Equity investments percentage of ownership	2.10%
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Long-term investments	74	74
Equity investments percentage of ownership	3.90%
Spright Co., Ltd. (Spright)
Schedule of Cost-method Investments [Line Items]
Long-term investments

Long-term Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 Spright Co., Ltd. (Spright)	Dec. 31, 2010 Spright Co., Ltd. (Spright)	Dec. 31, 2010 Vastview Technology, Corp. (Vastview)	Mar. 31, 2010 Vastview Technology, Corp. (Vastview)	Sep. 30, 2009 Vastview Technology, Corp. (Vastview)	Feb. 28, 2007 Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Recognized an impairment loss				$ 130		$ 27	$ 73
Cost method investment capital return					96			808
Invested in common stock									3,360
Reduction of investment's share capital								70.00%
Cost method investment impairments other than temporary			$ 230

Properties and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost:
Land	$ 4,429	$ 4,429
Buildings	13,398	13,364
Machinery and equipment	10,362	8,992
Furniture and fixtures	3,974	3,450
Leasehold and buildings improvement	3,320	3,036
Software	21,122	18,412
Total	56,605	51,683
Accumulated Depreciation	33,273	27,032
Prepayment and construction in progress	54	77
Property, Plant and Equipment, Net	23,386	24,728	25,507
Buildings
Cost:
Accumulated Depreciation	1,532	1,254
Machinery and Equipment
Cost:
Accumulated Depreciation	7,725	6,330
Furniture and Fixtures
Cost:
Accumulated Depreciation	2,947	2,694
Leasehold and buildings improvement
Cost:
Accumulated Depreciation	2,692	2,217
Software
Cost:
Accumulated Depreciation	$ 18,377	$ 14,537

Properties And Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2006
Operating Leased Assets [Line Items]
Operating leased renewal period of land and buildings		3 years
Annual lease and rental income	$ 45
Land
Operating Leased Assets [Line Items]
Net carrying value lease asset	603
Buildings
Operating Leased Assets [Line Items]
Net carrying value lease asset	$ 198

Intangible Assets Acquired from Acquisition (Detail) (FCI and Centronix, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 25,377	$ 25,377
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(20,903)	(20,903)
Net Carrying Amount
Core Technology
Intangible Assets [Line Items]
Cost	15,809	15,809
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(11,335)	(11,335)
Net Carrying Amount
Customer Relationships
Intangible Assets [Line Items]
Cost	8,325	8,325
Accumulated Amortization	(8,325)	(8,325)
Net Carrying Amount
Order backlog
Intangible Assets [Line Items]
Cost	1,243	1,243
Accumulated Amortization	(1,243)	(1,243)
Net Carrying Amount

Goodwill And Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 FCI and Centronix	Oct. 30, 2011 BusinessAcquisitionOne
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets		$ 694	$ 2,081
Goodwill acquired during period				66,300	156
Goodwill	$ 35,472	$ 35,458

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 14,532	$ 9,465
Research and development payable	3,417	2,632
License fees and royalties	2,045	1,382
Professional fees	1,663	1,263
Others	3,178	3,269
Accrued expenses and other current liabilities	$ 24,835	$ 18,011

Pension Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value, Inputs, Level 2 FCI's Pension Plan Assets	Dec. 31, 2013 Subsequent Event	Dec. 31, 2012 Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension						6.00%
Contributions and Recognized Pension Costs under Labor Pension Act	$ 716	$ 607	$ 514
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
Estimated Future Contributions under Labor Standards Law					60
Concentration of risk				$ 0

Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,458	$ 1,055
Service cost	608	399
Interest cost	77	40
Actuarial loss	(187)	52
Benefits paid	(59)	(88)
Projected benefit obligation at end of year	1,897	1,458
Change in plan assets
Fair value of plan assets at beginning of year	1,376	981
Actual return on plan assets	43	29
Employer contributions	546	436
Benefits paid	(40)	(70)
Fair value of plan assets at end of year	1,925	1,376
Reconciliation of funded status
Funded status	28	(82)
Amounts recognized as an other asset	1,179	768
Amounts recognized as other long-term liabilities	(1,151)	(850)
Net gain	257	(80)
Transition obligation	1	1
Total recognized in accumulated other comprehensive income	258	(79)
Accumulated benefit obligation	$ 1,332	$ 812

Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Periodic Benefit Cost:
Service cost	$ 608	$ 399	$ 370
Interest cost	77	40	15
Projected return on plan assets	(43)	(30)	(13)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain		1
Net periodic benefit cost	$ 642	$ 410	$ 372

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease (increase) in net gain	$ 336	$ (77)
Amortization of net gain	1	1
Amortization of net transition obligation
Total recognized in accumulated other comprehensive income (loss)	$ 337	$ (76)

Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 145
2014	160
2015	238
2016	175
2017	227
2018 and thereafter	$ 1,610

Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	1.75%	1.75%
Rate of compensation increase	4.25%	4.25%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	1.75%	1.75%
Expected long-term return on plan assets	1.88%	2.00%	2.00%
Rate of compensation increase	4.25%	4.25%	4.00%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.00%	5.40%	6.20%
Rate of compensation increase	3.00%	7.00%	7.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	4.00%	5.40%	6.20%
Expected long-term return on plan assets	3.10%	4.30%	5.50%
Rate of compensation increase	3.00%	7.00%	7.00%

Fair Values Of FCI's Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	$ 1,925	$ 1,376	$ 981
Total
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	1,041	591
Guaranteed interest contract | Kyobo Life Insurance Co. Ltd.
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	504	330
Fixed Deposit | Industrial Bank of Korea
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair Value Of Pension Plan Assets	$ 537	$ 261

Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 5,534	$ 3,237	$ 286
Deferred	1,582	2,510	(805)
Income tax expense (benefit)	$ 7,116	$ 5,747	$ (519)

Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (11,039)	$ (8,730)	$ (6,579)
Income (loss) before income taxes	54,334	47,216	(5,757)
Taiwan
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	51,997	42,382	4,963
FCI
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	12,645	12,572	(4,748)
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	253	911	1,561
Others
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, foreign	$ 478	$ 81	$ (954)

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Cayman statutory rate
Tax on pretax income at statutory rate	8,142	7,859	396
Tax-exempt income	(5,149)	(3,477)	(1,021)
Permanent differences	861	1,919	216
Temporary differences	(2,290)	(622)	2,293
Alternative minimum tax	4,340	2,804	751
Income tax (10%) on undistributed earnings	2,631	2,277	147
Net changes in income tax credit	5,518	252	(4,100)
Net changes in valuation allowance of deferred income tax assets	(3,879)	(1,830)	2,002
Net operating loss carryforwards	604	341	102
Liabilities related to unrealized tax benefits	832	(736)	(1,331)
Adjustment of prior years' taxes and others	(4,494)	(3,040)	26
Income tax expense (benefit)	$ 7,116	$ 5,747	$ (519)

Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Notes and accounts receivable	$ 1,128	$ 1,406
Stock-based compensation	473	690
Allowance for sales return	222	251
Inventory reserve	686	703
Foreign currency translation	1,063	95
Investment tax credits	1,126	2,487
Others	523	315
Valuation allowance	(2,852)	(4,869)
Deferred Tax Assets, Net of Valuation Allowance, Current	2,369	1,078
Non-current:
Inventory reserve	691	730
Property and equipment	753	875
Investment tax credits	5,862	9,744
Net operating loss carryforwards	6,248	6,401
Others	(401)	(470)
Valuation allowance	(12,349)	(13,603)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 804	$ 3,677

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 3,271	$ 401
Deferred tax assets tax credit carryforwards	1,126	2,487
Income tax exemption term	5 years
Income tax holiday description	Profits generated from certain products are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012
Unrecognized tax benefits that would affect effective tax rate	3,520
Total amount of interest expense and penalties	499	485	89
Total amount of accrued interest and penalties	1,305	790
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	5,917
Federal net operating loss carryforwards expiration year	2022
Research And Development | Federal
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	2,230
Tax credit carryforward expiration year for federal	2022
Research And Development | State
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	1,418
Tax credit carryforward expiration year for state	No expiration date
Taiwan | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	1,126
Tax credit expiration period	2013
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,214
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2015
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit expiration period	2017

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 2,657	$ 5,991
Increases in tax positions taken in current year	917	770
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(54)	(4,104)
Balance, end of year	$ 3,520	$ 2,657

Summary of Major Jurisdictions and Tax Year Subject to Examination Tax Authorities (Detail)	12 Months Ended
Dec. 31, 2012
Taiwan
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2007 and onward
FCI
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2007 and onward
United States
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2007 onward

Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended						29 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 20, 2010	Aug. 14, 2010	Dec. 31, 2009	Aug. 14, 2010 American Depository Shares Maximum	Jan. 21, 2014 American Depository Shares Subsequent Event Maximum	Dec. 31, 2012 American Depository Shares	Dec. 31, 2010 American Depository Shares	Dec. 31, 2009 American Depository Shares	Dec. 31, 2008 American Depository Shares	Apr. 23, 2013 American Depository Shares Subsequent Event	Jan. 22, 2013 American Depository Shares Subsequent Event
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description	SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for: a. Payment of taxes; b. Recovery of prior years’ deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary; e. Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;
Quarterly dividends declared per ADS													$ 0.15	$ 0.15
Dividend description									Although no dividends were declared in our fiscal years ended 2010, 2011 or 2012, on January 22 and April 23, 2013, the Company announced that the Company's board of directors had authorized a quarterly dividend of $0.15 per ADS. This dividends were paid on March 4 and May 14, 2013 to all of the Company's shareholders of record as of February 21 and May 6, 2013
Retained earnings (accumulated deficit)	$ 83,449,000	$ 36,231,000				$ (11,885,000)
Accumulated deficit amount transfer to additional paid in capital				11,885,000
Additional paid-in capital increases from transfer of accumulated deficit			11,885,000
Repurchase of shares							80,000,000	40,000,000
Treasury stock, share repurchase program retire period					2009-08
Common stock repurchased during period										0	0	6,200,000
Common stock amount repurchased during period										$ 0	$ 0	$ 54,300,000
Common Stock Amount Repurchased Per ADS										$ 0	$ 0	$ 8.76

Equity Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 2005 Equity Incentive Plan	Dec. 31, 2006 2005 Equity Incentive Plan	Apr. 22, 2005 2005 Equity Incentive Plan	Dec. 31, 2004 Employee Stock Option Plan, 2004	Dec. 31, 2012 Stock Options And Restricted Stock Units	Dec. 31, 2011 Stock Options And Restricted Stock Units	Dec. 31, 2010 Stock Options And Restricted Stock Units	Dec. 31, 2012 Restricted Stock Units 2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option outstanding		1,697,000	1,849,000					8,000
Number of option exercisable		1,697,000					10,000,000	1,000
Option expiration period								6 years
Employee stock option description								The options may be granted to qualified employees of the Company or any of its domestic or foreign subsidiaries and expire no later than six years from the date of grant. The options were granted at an exercise price not lower than the market value of SMI Taiwan's common stock at the date of the grant and vest over four years at certain percentages after two years from the date of grant. As part of the share exchange between the Company and the shareholders of SMI Taiwan effective on April 25, 2005, the Company agreed to assume the share options previously issued by SMI Taiwan. Subsequently on June 3, 2005, the Company amended the 2004 Plan such that options under the 2004 Plan are granted at an exercise price not lower than the market value of the Company's ordinary shares at the date of the grant and vest over four years at certain percentages after one year from the date of grant.
Ordinary shares for issuance upon exercise of stock options and restricted stock units					15,000,000	15,000,000
Conversion ratio of restricted stock unit to ordinary shares						One-for-one
Stock option granted exercise price	$ 1.85
Stock option exchange for new stock option granted	4,369,000
Stock options exercise price	$ 1.47
Eligible stock options exchanged for new stock options granted	3,785,000
Stock Option Granted		0	0	0
Stock Option Granted Intrinsic Value		$ 318	$ 5,797
Total unrecognized compensation cost related to non-vested share-based compensation												7,349
Cash received from employee toward stock option exercise		224	2,294
Tax effect for stock-based compensation benefit (expense)		$ 631	$ 215	$ (294)					$ 1,560	$ 756	$ 349

Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) (Stock Option And Restricted Stock Unit Plans) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option And Restricted Stock Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	6,506	12,319	13,892
Restricted stock units granted	(1,461)	(6,387)	(3,817)
Option and restricted stock units forfeited	291	574	2,244
Available for grant at ending balance	5,336	6,506	12,319

Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of Options Shares
Outstanding at beginning period	1,849
Options forfeited
Options exercised	(152)
Outstanding at ending period	1,697
Options vested and expected to vest after ending period	1,697
Options exercisable at ending period	1,697
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47
Options forfeited
Options exercised	$ 1.47
Outstanding at ending period	$ 1.47
Options vested and expected to vest after ending period	$ 1.47
Options exercisable at ending period	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period	3 years 1 month 21 days
Options vested and expected to vest after ending period	3 years 1 month 21 days
Options exercisable at ending period	3 years 1 month 21 days

Weighted-Average Assumptions for Each Year in Calculating Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend yield
Risk free interest rate			2.60%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected volatility			128.09%
Expected life			0 years
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected volatility			138.10%
Expected life			1 year 3 months 4 days

Summary of Status of Restricted Stock Units and Changes (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Number of Nonvested Stock Units
Nonvested at beginning period	11,164
Restricted stock units granted	1,461
Restricted stock units vested	(5,316)
Restricted stock units forfeited	(291)
Nonvested at ending period	7,018
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 1.99
Restricted stock units granted	$ 4.55
Restricted stock units vested	$ 1.75
Restricted stock units forfeited	$ 2.47
Nonvested at ending period	$ 2.68
Weighted Average Remaining Recognition Period (Years)
Nonvested at beginning period	9 months 29 days

Table Of Stock-based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 11,802	$ 8,878	$ 6,058
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	375	255	188
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,055	5,049	3,242
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,494	2,060	1,440
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,878	$ 1,514	$ 1,188

Commitments And Contingencies - Additional Information (Detail)	1 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2010	Feb. 04, 2010	Apr. 17, 2009 USD ($)	Oct. 24, 2007 LegalMatter	Oct. 23, 2007 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2005 USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event TWD	Dec. 31, 2012 FCI USD ($)	Dec. 31, 2011 FCI USD ($)	Jan. 31, 2012 All American USD ($)	Apr. 25, 2007 All American USD ($)
Commitments and Contingencies Disclosure [Line Items]
Government grant agreement to develop new technologies												$ 4,208,000
Government Grants Description												The agreement requires FCI, in accordance with the Industrial Technology Development Operation Guideline (“Guideline”) issued by MKE, to repay 20-30% of funds received and accordingly the Company has recorded the repayment obligations as current and long-term payables. The remaining 70-80% of funds received in the amount of US$4,208 thousand were recognized in periods when costs funded by the grant are incurred. If the project is unsuccessful, the agreement requires FCI to repay 100% of the funds received. As of December 31, 2012, FCI had thus far not been required to repay grant funds under the agreement with MKE and FCI has determined that no contingent liabilities were required as of December 31, 2011 and 2012 based on historical experience and assessed probability of project success. In addition, if projects are not successful and FCI is deemed to have conducted the project with due care, we believe it is reasonable that FCI will be released from its repayment obligations.
Restricted cash deposited												937,000	863,000
Asset purchase agreement, facility acquired purchase cost										5,600,000	164,000,000
Operating lease rental expenses						1,609,000	1,465,000	1,067,000
Minimum operating lease payment, 2013						1,343,000
Minimum operating lease payment, 2014						624,000
Minimum operating lease payment, 2015						352,000
Minimum operating lease payment, 2016						294,000
Minimum operating lease payment, 2017						67,000
Value of damaged assets due to fire									2,400,000
Impact of catastrophe									The Company believed it was highly probable for the Company to receive reimbursement for the lost inventory at full book value, and the Company subsequently recorded US$1.3 million of inventory loss, offset by US$1.3 million of fire loss reimbursement recorded as other receivable, resulting in zero impact to the earnings for the year ended December 31, 2005.
Inventory loss caused by fire reimbursement recorded as other receivable									1,300,000
Inventory loss									1,300,000
Operating expenses for amounts paid to certain customers for delays in shipments									252,000
Impact to the earnings									0
Number of claims filed				2	1
Court order in patent litigation		On February 4, 2010, the Court ordered the dismissal of SanDisk's claims against Silicon Motion without prejudice pursuant to SanDisk's requests.
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection															256,000
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust			854,000
Litigation settlement expenses			220,000
Distribution claim received as beneficiary														$ 21,000
Percentage of total investment forfeited from FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI")upon withdrew from the Pangyo Cooperative	10.00%

Net Sales by Categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 281,370	$ 223,845	$ 132,793
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	202,093	152,838	92,265
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	67,564	56,629	24,781
Other products
Segment Reporting Information [Line Items]
Net sales	$ 11,713	$ 14,378	$ 15,744

Net Sales by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 281,370	$ 223,845	$ 132,793
Taiwan
Net sales	74,034	61,174	50,234
United States
Net sales	20,230	25,535	13,747
Japan
Net sales	5,363	2,769	2,334
Korea
Net sales	137,797	78,718	30,028
China
Net sales	37,507	49,000	30,093
Others
Net sales	$ 6,439	$ 6,649	$ 6,357

Major customers representing at least 10% of net sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Samsung
Receivables From Major Customers [Line Items]
Major customers percentage of net sales	35.00%	28.00%	13.00%
Revenue major customer	$ 98,368	$ 61,370	$ 17,020
Netcom
Receivables From Major Customers [Line Items]
Major customers percentage of net sales	4.00%	7.00%	11.00%
Revenue major customer	$ 11,584	$ 16,521	$ 15,217

Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net	$ 23,386	$ 24,728	$ 25,507
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	16,799	17,317	19,014
United States
Segment Reporting Information [Line Items]
Property and equipment, net	58	91	101
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	2,226	2,980	2,052
China
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,303	$ 4,340	$ 4,340

Assets Measured at Fair Value on Recurring Basis (Detail) (Short-term Investments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Trading Securities Bond Funds	Dec. 31, 2012 Designated As Fair Value Hedging Instruments Assets Structured Note	Dec. 31, 2011 Fair Value, Inputs, Level 1 Trading Securities Bond Funds	Dec. 31, 2012 Fair Value, Inputs, Level 2 Designated As Fair Value Hedging Instruments Assets Structured Note
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets fair value disclosure recurring	$ 2,980	$ 14,882	$ 2,980	$ 14,882

Assets Required to be Measured at Fair Value on Nonrecurring Basis and Associated Losses Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-term investments cost method, Total Losses	$ 230
Long Term Investments | Cost-method Investments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets fair value disclosure nonrecurring	185
Fair Value, Inputs, Level 3 | Long Term Investments | Cost-method Investments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets fair value disclosure nonrecurring	$ 185

Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	29 Months Ended	1 Months Ended			12 Months Ended
	Aug. 14, 2010 American Depository Shares Maximum	Jan. 22, 2013 Subsequent Event	Apr. 23, 2013 Subsequent Event American Depository Shares	Jan. 22, 2013 Subsequent Event American Depository Shares	Jan. 21, 2014 Subsequent Event American Depository Shares Maximum
Subsequent Event [Line Items]
Repurchase of shares	$ 80				$ 40
Repurchase commencement period		Repurchases under the program may be conducted at any time during the period commencing January 22, 2013 and extending through January 21, 2014
Date on or around which dividend is to be paid			May 14, 2013	Mar 4, 2013
Dividend record date			May 6, 2013	Feb 21, 2013